LOANS AND BORROWINGS (Tables)	12 Months Ended
Dec. 31, 2018
LOANS AND BORROWINGS
Schedule of borrowings

	As of	As of
	December 31, 2017	December 31, 2018

Short-term borrowings	462,946	684,788
Current portion of long-term borrowings	327,538	598,532
Sub-total	790,484	1,283,320
Long-term borrowings, excluding current portion	3,459,765	5,203,708
Total loans and borrowings	4,250,249	6,487,028

Schedule of short-term borrowings

	As of	As of
	December 31, 2017	December 31, 2018

Unsecured short-term loans and borrowings	230,000	30,000
Secured short-term loans and borrowings	232,946	654,788
	462,946	684,788

Schedule of assets to secure the short-term borrowings

	As of	As of
	December 31, 2017	December 31, 2018

Accounts receivable (Note)	11,615	18,796
Property and equipment, net	—	203,290
	11,615	222,086

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

Schedule of long-term borrowings

	As of	As of
	December 31, 2017	December 31, 2018

Unsecured long-term loans and borrowings	167,250	85,250
Secured long-term loans and borrowings	3,620,053	5,716,990
	3,787,303	5,802,240

Schedule of assets to secure the long-term borrowings

	As of	As of
	December 31, 2017	December 31, 2018

Accounts receivable (Note)	124,428	347,142
Property and equipment, net	698,922	1,513,446
Prepaid land use rights, net	6,091	13,241
	829,441	1,873,829

Note:     The Company applied accounts receivable generated from certain data center operation as collateral to secure borrowings.

Schedule of aggregate maturities of the long-term loans and borrowings

Twelve-months ending December 31,	Long-term borrowings
2019	598,532
2020	725,727
2021	1,759,695
2022	1,087,955
2023	1,235,936
Thereafter	394,395
5,802,240